Other Assets (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Other Assets [Member]
Other Assets [Line Items]
Research and development	€ 3.5	€ 3.7